Segment information	12 Months Ended
Dec. 31, 2016
Segment information
Segment information

28.Segment information

Operating segments are defined as components of a company which separate financial information is available that is evaluated regularly by the client operating decision maker in deciding how to allocate resources and in assessing performance. The Group’s chief operating decision maker is the Chairman, Mr. Peng. Based on the financial information presented to and reviewed by the chief operating decision maker, the Group has determined that it has a single operating and reporting segment: solar energy products and services. The types of products and services in this single segment primarily include: (i) EPC services, (ii) Sales of PV solar system, (iii) Electricity revenue under PPAs, (iv) Sales of PV solar components, (v) Pre-development project sales (vi) Financial service revenue.

Net sales by major product and services are as follows:

	2016	2015	2014
Sales of PV solar system	$14,914	$77,438	$—
EPC revenue	13,493	48,014	87,281
Sales of PV solar components	90,108	41,623	1,080
Electricity revenue with PPAs	16,022	16,226	2,144
Pre-development project sales	—	4,545	—
Financial service revenue	4,387	1,486	—
Others	1,275	1,178	1,137

	$140,199	$190,510	$91,642

Net sales by geographic location are as follows:

Location (a)	2016	2015	2014
China	$25,597	$56,745	$76,426
United Kingdom	694	50,345	—
Australia	81,241	35,418	—
United States	6,622	29,925	14,690
Greece	8,737	8,720	526
Japan	12,893	6,626	—
Italy	1,740	1,395	—
Germany	2,675	1,336	—

	$140,199	$190,510	$91,642

(a)     Sales are attributed to countries based on location of customer.

Geographic information, which is based upon physical location, for long-lived assets was as follows:

Location	2016	2015	2014
China	$27,671	$68,831	$46,872
Greece	55,458	59,385	68,708
United States	26,032	34,522	11,630
Italy	9,247	10,048	—
Japan	3,503	11,464	493
UK	10,124	1,499	—
Australia	611	331	—
Germany	47	84	—

	$132,693	$186,164	$127,703